Brokerage Commissions and Net Gains on Investment Securities	12 Months Ended
Mar. 31, 2012
Brokerage Commissions and Net Gains on Investment Securities

22. Brokerage Commissions and Net Gains on Investment Securities

Brokerage commissions and net gains on investment securities in fiscal 2010, 2011 and 2012 consist of the following:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Brokerage commissions	¥3,418	¥119	¥24	$0
Net gains on investment securities	14,862	16,656	22,468	273
Dividends income	5,072	4,344	4,419	54

	¥23,352	¥21,119	¥26,911	$327

Trading activities—Net gains on investment securities include net trading gains of ¥8,762 million, net trading gains of ¥4,607 million and net trading gains of ¥9,324 million ($113 million) for fiscal 2010, 2011 and 2012, respectively. Net losses of ¥239 million, net gains of ¥1,977 million and net losses of ¥ 1,188 million ($14 million) on derivative trading instruments are also included in net gains on investment securities for fiscal 2010, 2011 and 2012, respectively.